Schedule of Inventory (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw materials	$ 1,195,412	$ 889,784	$ 1,349,923
Work-in-process	1,408,461	1,114,745	1,243,542
Finished goods – cannabis related products	981,292	1,346,360	1,629,452
Total inventory	$ 3,585,165	$ 3,350,889	$ 4,222,917